Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0002145089
Registrant Name	WINDWARD BIO GROUP AG
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES